Summary of Significant Accounting Policies - Summary of Useful Lives of the Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Internally Developed Intangible [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Internally Developed Intangible [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	7 years
Customer list [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	2 years
Customer list [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	8 years
Trademarks [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
Trademarks [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	20 years